Employee Benefit Plan	12 Months Ended
Dec. 31, 2023
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 19. Employee Benefit Plan
The Company maintains a defined contribution 401(k) plan for the benefit of all employees who have met the eligibility requirements. Participants may contribute up to 75% of their eligible compensation, subject only to annual limitations set by the Internal Revenue Service. The Company matched 50% of participant contributions, up to 6% of the participant’s total compensation. For the years ended December 31, 2023 and 2022, the Company recorded expense for matching contributions of $1.9 million and $2.9 million, respectively.